Warrants (Narrative) (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Warrants [Abstract]
Warrants to purchase common shares	6,951,871
Warrants exercise price	$ 45.815
Warrants exercise price period	Dec. 27, 2014